Segment Reporting	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Segment Reporting

20- SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2012	Mobile	Software	Total
	$	$	$
Revenue	179,184	1,679,356	1,858,540
Cost of revenue	45,214	113,166	158,380
Gross margin	133,970	1,566,190	1,700,160

Allocation of operating expenses	131,534	1,537,717	1,669,251
Allocation of interest income, net	(9,841)	(115,050)	(124,891)
Income tax benefit	(23,305)	(272,454)	(295,759)
	98,388	1,150,723	1,249,111

Net income	35,582	415,467	451,049

Year ended March 31, 2011	Mobile	Software	Total
	$	$	$
Revenue	280,339	1,729,432	2,009,771
Cost of revenue	71,902	189,535	261,437
Gross margin	208,437	1,539,897	1,748,334

Allocation of operating expenses	208,411	1,539,708	1,748,119
Allocation of interest income, net	(12,909)	(95,369)	(108,278)
Income tax benefit	(30,795)	(227,509)	(258,304)
	164,707	1,216,830	1,381,537

Net income	43,730	323,067	366,797

Year ended March 31, 2010	Mobile	Software	Total
	$	$	$
Revenue	320,784	1,276,681	1,597,465
Cost of revenue	80,010	98,452	178,462
Gross margin	240,774	1,178,229	1,419,003

Allocation of operating expenses	259,651	1,270,605	1,530,256
Gain on disposition of assets Other income	(43) (171,400)	- -	(43) (171,400)
Allocation of interest income, net	(5,195)	(25,420)	(30,615)
Income tax benefit	(36,305)	(177,657)	(213,962)
	46,708	1,067,528	1,114,236

Net income	194,066	110,701	304,767

No customers generated over 10% of revenue for the years ended March 31, 2012 or 2011 or 2010.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Mobile	256,289	343,035	367,001
Software	2,402,001	2,116,206	1,460,618
Total assets	2,658,290	2,459,241	1,827,619

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Long-lived assets
Canada	31,237	34,940	60,907
Brazil	2,634	3,940	4,937
Total long-lived assets	33,871	38,880	65,844

Total Revenue	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$

United States	203,625	390,064	360,795
United Kingdom	44,436	7,914	45,663
Europe	67,077	58,583	41,944
Brazil	1,074,938	1,320,805	917,036
Canada	373,631	169,168	209,578
Other	94,834	73,237	22,449
Total revenue	1,858,540	2,009,771	1,597,465

Management evaluates each segment’s performance based upon revenues and gross margins achieved.